ACQUISITION - Schedule of Purchase Price Allocation (Details) - uSTAR $ in Thousands	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Net working capital	$ 3,597
Long-term assets	66
Total net assets	3,663
Purchase price (51%)	$ 1,868